Derivatives and hedging activities - Movements (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	SFr (285)	SFr (116)	SFr (117)
Gains/(losses) recognized in income on hedged items	290	111	101
Net gains/(losses) on the ineffective portion	5	(5)	(16)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(285)	(116)	(117)
Gains/(losses) recognized in income on hedged items	290	111	101
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(1)	(1)	(12)
Gains/(losses) recognized in AOCI on derivatives	(86)	(14)	(11)
Gains/(losses) reclassified from AOCI into income	(35)	13	(24)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(39)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(56)	(5)	21
Gains/(losses) reclassified from AOCI into income	(11)	29	37
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(30)	(9)	(32)
Gains/(losses) reclassified from AOCI into income	(24)	(16)	(61)
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(475)	(536)	440
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(475)	(536)	440
Bank | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(285)	(116)	(117)
Gains/(losses) recognized in income on hedged items	290	111	101
Net gains/(losses) on the ineffective portion	5	(5)	(16)
Bank | Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(285)	(116)	(117)
Gains/(losses) recognized in income on hedged items	290	111	101
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(1)	(1)	(12)
Gains/(losses) recognized in AOCI on derivatives	(87)	(8)	4
Gains/(losses) reclassified from AOCI into income	(28)	22	(16)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(32)
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(56)	(5)	21
Gains/(losses) reclassified from AOCI into income	(11)	29	37
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(31)	(3)	(17)
Gains/(losses) reclassified from AOCI into income	(17)	(7)	(53)
Bank | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(475)	(537)	443
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	SFr (475)	SFr (537)	SFr 443